Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Rydex Series Funds
Entity Central Index Key	0000899148
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000010464
Shareholder Report [Line Items]
Fund Name	Commodities Strategy Fund
Class Name	Class A
Trading Symbol	RYMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Commodities Strategy Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class A	$86	1.55%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 86
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The fund obtained exposure to the commodities markets through futures on the S&P Goldman Sachs Commodity Index (the "Index"). Energy and Industrial Metal sectors had some of the best sector performances for the reporting period. 14 of the 24 index components had positive returns for the period. The components with some of the largest positive returns were Gas Oil, Heating Oil and Gasoline. The components with some of the largest negative returns were Cocoa, Silver, and Corn.

Line Graph [Table Text Block]
Table Summary
	Commodities Strategy Fund (Class A)‡	S&P 500 Index	S&P Goldman Sachs Commodity Index
6/30/16	$9,525	$10,000	$10,000
6/30/17	$8,667	$11,790	$9,098
6/30/18	$11,060	$13,484	$11,831
6/30/19	$9,519	$14,889	$10,471
6/30/20	$6,331	$16,006	$6,922
6/30/21	$9,907	$22,536	$10,893
6/30/22	$14,103	$20,144	$15,799
6/30/23	$11,841	$24,091	$13,553
6/30/24	$13,407	$30,006	$15,587
6/30/25	$13,209	$34,556	$15,627
6/30/26	$16,917	$42,271	$20,376

AssetsNet	$ 24,892,203
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$24,892,203 Total Number of Portfolio Holdings8 Portfolio Turnover Rate-%
Holdings [Text Block]	Consolidated Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026
Table Summary
Value	Value
Federal Agency Bonds	4.0%
Commodity Futures Contracts Purchased	100.2%

Largest Holdings [Text Block]

Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Federal Farm Credit Bank 3.67% (SOFR + 0.05%) due 10/02/26	4.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.3%
Guggenheim Ultra Short Income ETF	3.2%
Total	10.5%

Material Fund Change [Text Block]
C000010465
Shareholder Report [Line Items]
Fund Name	Commodities Strategy Fund
Class Name	Class C
Trading Symbol	RYMJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Commodities Strategy Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class C	$127	2.30%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 127
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The fund obtained exposure to the commodities markets through futures on the S&P Goldman Sachs Commodity Index (the "Index"). Energy and Industrial Metal sectors had some of the best sector performances for the reporting period. 14 of the 24 index components had positive returns for the period. The components with some of the largest positive returns were Gas Oil, Heating Oil and Gasoline. The components with some of the largest negative returns were Cocoa, Silver, and Corn.

Line Graph [Table Text Block]
Table Summary
	Commodities Strategy Fund (Class C)	S&P 500 Index	S&P Goldman Sachs Commodity Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$9,014	$11,790	$9,098
6/30/18	$11,416	$13,484	$11,831
6/30/19	$9,752	$14,889	$10,471
6/30/20	$6,438	$16,006	$6,922
6/30/21	$10,000	$22,536	$10,893
6/30/22	$14,128	$20,144	$15,799
6/30/23	$11,776	$24,091	$13,553
6/30/24	$13,232	$30,006	$15,587
6/30/25	$12,940	$34,556	$15,627
6/30/26	$16,449	$42,271	$20,376

AssetsNet	$ 24,892,203
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$24,892,203 Total Number of Portfolio Holdings8 Portfolio Turnover Rate-%
Holdings [Text Block]	Consolidated Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026
Table Summary
Value	Value
Federal Agency Bonds	4.0%
Commodity Futures Contracts Purchased	100.2%

Largest Holdings [Text Block]

Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Federal Farm Credit Bank 3.67% (SOFR + 0.05%) due 10/02/26	4.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.3%
Guggenheim Ultra Short Income ETF	3.2%
Total	10.5%

Material Fund Change [Text Block]
C000010463
Shareholder Report [Line Items]
Fund Name	Commodities Strategy Fund
Class Name	Class H
Trading Symbol	RYMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Commodities Strategy Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class H	$86	1.56%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 86
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The fund obtained exposure to the commodities markets through futures on the S&P Goldman Sachs Commodity Index (the "Index"). Energy and Industrial Metal sectors had some of the best sector performances for the reporting period. 14 of the 24 index components had positive returns for the period. The components with some of the largest positive returns were Gas Oil, Heating Oil and Gasoline. The components with some of the largest negative returns were Cocoa, Silver, and Corn.

Line Graph [Table Text Block]
Table Summary
	Commodities Strategy Fund (Class H)	S&P 500 Index	S&P Goldman Sachs Commodity Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$9,103	$11,790	$9,098
6/30/18	$11,617	$13,484	$11,831
6/30/19	$9,995	$14,889	$10,471
6/30/20	$6,650	$16,006	$6,922
6/30/21	$10,400	$22,536	$10,893
6/30/22	$14,808	$20,144	$15,799
6/30/23	$12,437	$24,091	$13,553
6/30/24	$14,079	$30,006	$15,587
6/30/25	$13,866	$34,556	$15,627
6/30/26	$17,759	$42,271	$20,376

AssetsNet	$ 24,892,203
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$24,892,203 Total Number of Portfolio Holdings8 Portfolio Turnover Rate-%
Holdings [Text Block]	Consolidated Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026
Table Summary
Value	Value
Federal Agency Bonds	4.0%
Commodity Futures Contracts Purchased	100.2%

Largest Holdings [Text Block]

Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Federal Farm Credit Bank 3.67% (SOFR + 0.05%) due 10/02/26	4.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.3%
Guggenheim Ultra Short Income ETF	3.2%
Total	10.5%

Material Fund Change [Text Block]
C000039064
Shareholder Report [Line Items]
Fund Name	Managed Futures Strategy Fund
Class Name	Class A
Trading Symbol	RYMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Managed Futures Strategy Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class A	$91	1.77%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 91
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The fund's trend-following strategy captures directional moves and gives back gains as trends reverse — H1 2026 showed this, driven by energy. Q1 Commodities dominated as Mideast conflict and closure of a key Gulf route sent crude sharply higher, and the model captured strong trends. These reversed in Q2 as a ceasefire and reopened routes triggered a rapid oil unwind, flipping Energy from top winner to top detractor. Precious Metals compounded this as easing risk, a stronger dollar, and rate shifts drove gold to its worst decline in a decade. Grains/Softs added drag. Equities were steadier, led by Asia/Europe. Overall, the fund posted strong H1 gains, partly reversed in Q2.

Line Graph [Table Text Block]
Table Summary
	Managed Futures Strategy Fund (Class A)‡	S&P 500 Index	ICE BofA 3-Month U.S. Treasury Bill Index
6/30/16	$9,525	$10,000	$10,000
6/30/17	$8,788	$11,790	$10,049
6/30/18	$9,272	$13,484	$10,186
6/30/19	$9,302	$14,889	$10,421
6/30/20	$9,526	$16,006	$10,591
6/30/21	$10,061	$22,536	$10,601
6/30/22	$11,342	$20,144	$10,619
6/30/23	$11,736	$24,091	$11,000
6/30/24	$12,339	$30,006	$11,594
6/30/25	$11,447	$34,556	$12,137
6/30/26	$13,251	$42,271	$12,603

AssetsNet	$ 24,107,027
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$24,107,027 Total Number of Portfolio Holdings86 Portfolio Turnover Rate-%
Holdings [Text Block]

Consolidated Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	-3.6%
Interest Rate Futures Contracts Sold Short	-139.2%
Commodity Futures Contracts Sold Short	-34.0%
Currency Futures Contracts Sold Short	-31.0%
Currency Futures Contracts Purchased	9.4%
Interest Rate Futures Contracts Purchased	18.1%
Equity Futures Contracts Purchased	38.8%
Commodity Futures Contracts Purchased	59.7%

Largest Holdings [Text Block]

Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Strategy Fund III	19.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	10.6%
Guggenheim Ultra Short Income ETF	5.1%
Total	35.6%

Material Fund Change [Text Block]
C000039065
Shareholder Report [Line Items]
Fund Name	Managed Futures Strategy Fund
Class Name	Class C
Trading Symbol	RYMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Managed Futures Strategy Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class C	$129	2.52%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 129
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The fund's trend-following strategy captures directional moves and gives back gains as trends reverse — H1 2026 showed this, driven by energy. Q1 Commodities dominated as Mideast conflict and closure of a key Gulf route sent crude sharply higher, and the model captured strong trends. These reversed in Q2 as a ceasefire and reopened routes triggered a rapid oil unwind, flipping Energy from top winner to top detractor. Precious Metals compounded this as easing risk, a stronger dollar, and rate shifts drove gold to its worst decline in a decade. Grains/Softs added drag. Equities were steadier, led by Asia/Europe. Overall, the fund posted strong H1 gains, partly reversed in Q2.

Line Graph [Table Text Block]
Table Summary
	Managed Futures Strategy Fund (Class C)	S&P 500 Index	ICE BofA 3-Month U.S. Treasury Bill Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$9,159	$11,790	$10,049
6/30/18	$9,594	$13,484	$10,186
6/30/19	$9,554	$14,889	$10,421
6/30/20	$9,707	$16,006	$10,591
6/30/21	$10,180	$22,536	$10,601
6/30/22	$11,390	$20,144	$10,619
6/30/23	$11,698	$24,091	$11,000
6/30/24	$12,214	$30,006	$11,594
6/30/25	$11,247	$34,556	$12,137
6/30/26	$12,918	$42,271	$12,603

AssetsNet	$ 24,107,027
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$24,107,027 Total Number of Portfolio Holdings86 Portfolio Turnover Rate-%
Holdings [Text Block]

Consolidated Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	-3.6%
Interest Rate Futures Contracts Sold Short	-139.2%
Commodity Futures Contracts Sold Short	-34.0%
Currency Futures Contracts Sold Short	-31.0%
Currency Futures Contracts Purchased	9.4%
Interest Rate Futures Contracts Purchased	18.1%
Equity Futures Contracts Purchased	38.8%
Commodity Futures Contracts Purchased	59.7%

Largest Holdings [Text Block]

Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Strategy Fund III	19.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	10.6%
Guggenheim Ultra Short Income ETF	5.1%
Total	35.6%

Material Fund Change [Text Block]
C000038557
Shareholder Report [Line Items]
Fund Name	Managed Futures Strategy Fund
Class Name	Class P
Trading Symbol	RYMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Managed Futures Strategy Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class P	$91	1.77%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 91
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The fund's trend-following strategy captures directional moves and gives back gains as trends reverse — H1 2026 showed this, driven by energy. Q1 Commodities dominated as Mideast conflict and closure of a key Gulf route sent crude sharply higher, and the model captured strong trends. These reversed in Q2 as a ceasefire and reopened routes triggered a rapid oil unwind, flipping Energy from top winner to top detractor. Precious Metals compounded this as easing risk, a stronger dollar, and rate shifts drove gold to its worst decline in a decade. Grains/Softs added drag. Equities were steadier, led by Asia/Europe. Overall, the fund posted strong H1 gains, partly reversed in Q2.

Line Graph [Table Text Block]
Table Summary
	Managed Futures Strategy Fund (Class P)	S&P 500 Index	ICE BofA 3-Month U.S. Treasury Bill Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$9,245	$11,790	$10,049
6/30/18	$9,759	$13,484	$10,186
6/30/19	$9,785	$14,889	$10,421
6/30/20	$10,026	$16,006	$10,591
6/30/21	$10,590	$22,536	$10,601
6/30/22	$11,939	$20,144	$10,619
6/30/23	$12,343	$24,091	$11,000
6/30/24	$12,979	$30,006	$11,594
6/30/25	$12,041	$34,556	$12,137
6/30/26	$13,945	$42,271	$12,603

AssetsNet	$ 24,107,027
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$24,107,027 Total Number of Portfolio Holdings86 Portfolio Turnover Rate-%
Holdings [Text Block]

Consolidated Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	-3.6%
Interest Rate Futures Contracts Sold Short	-139.2%
Commodity Futures Contracts Sold Short	-34.0%
Currency Futures Contracts Sold Short	-31.0%
Currency Futures Contracts Purchased	9.4%
Interest Rate Futures Contracts Purchased	18.1%
Equity Futures Contracts Purchased	38.8%
Commodity Futures Contracts Purchased	59.7%

Largest Holdings [Text Block]

Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Strategy Fund III	19.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	10.6%
Guggenheim Ultra Short Income ETF	5.1%
Total	35.6%

Material Fund Change [Text Block]
C000088408
Shareholder Report [Line Items]
Fund Name	Managed Futures Strategy Fund
Class Name	Institutional Class
Trading Symbol	RYIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Managed Futures Strategy Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Institutional Class	$78	1.52%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 78
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The fund's trend-following strategy captures directional moves and gives back gains as trends reverse — H1 2026 showed this, driven by energy. Q1 Commodities dominated as Mideast conflict and closure of a key Gulf route sent crude sharply higher, and the model captured strong trends. These reversed in Q2 as a ceasefire and reopened routes triggered a rapid oil unwind, flipping Energy from top winner to top detractor. Precious Metals compounded this as easing risk, a stronger dollar, and rate shifts drove gold to its worst decline in a decade. Grains/Softs added drag. Equities were steadier, led by Asia/Europe. Overall, the fund posted strong H1 gains, partly reversed in Q2.

Line Graph [Table Text Block]
Table Summary
	Managed Futures Strategy Fund (Institutional Class)	S&P 500 Index	ICE BofA 3-Month U.S. Treasury Bill Index
6/30/16	$2,000,000	$2,000,000	$2,000,000
6/30/17	$1,849,450	$2,357,922	$2,009,724
6/30/18	$1,957,440	$2,696,851	$2,037,104
6/30/19	$1,968,731	$2,977,793	$2,084,221
6/30/20	$2,021,080	$3,201,279	$2,118,170
6/30/21	$2,139,475	$4,507,213	$2,120,167
6/30/22	$2,418,104	$4,028,737	$2,123,727
6/30/23	$2,509,715	$4,818,129	$2,200,046
6/30/24	$2,646,891	$6,001,274	$2,318,882
6/30/25	$2,461,741	$6,911,288	$2,427,414
6/30/26	$2,856,994	$8,454,232	$2,520,607

AssetsNet	$ 24,107,027
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$24,107,027 Total Number of Portfolio Holdings86 Portfolio Turnover Rate-%
Holdings [Text Block]

Consolidated Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	-3.6%
Interest Rate Futures Contracts Sold Short	-139.2%
Commodity Futures Contracts Sold Short	-34.0%
Currency Futures Contracts Sold Short	-31.0%
Currency Futures Contracts Purchased	9.4%
Interest Rate Futures Contracts Purchased	18.1%
Equity Futures Contracts Purchased	38.8%
Commodity Futures Contracts Purchased	59.7%

Largest Holdings [Text Block]

Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Strategy Fund III	19.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	10.6%
Guggenheim Ultra Short Income ETF	5.1%
Total	35.6%

Material Fund Change [Text Block]
C000010439
Shareholder Report [Line Items]
Fund Name	Multi-Hedge Strategies Fund
Class Name	Class A
Trading Symbol	RYMQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Multi-Hedge Strategies Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class A	$81	1.59%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 81
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The fund's global macro strategies were the largest contributor during the period, with Trend (managed futures beta), Premia (Carry, Flow, and Value), and Core (multi-strategy beta) all posting positive contributions. Long/short equity was the second largest contributor and top performer in the first half, driven by fundamental (momentum, value) and industry (IT) tilts. Closed-end fund arbitrage also had modest positive contributions as none of the strategies in the fund detracted from performance over this period.

Line Graph [Table Text Block]
Table Summary
	Multi-Hedge Strategies Fund (Class A)‡	S&P 500 Index	HFRX Global Hedge Fund Index
6/30/16	$9,525	$10,000	$10,000
6/30/17	$9,589	$11,790	$10,600
6/30/18	$9,482	$13,484	$10,862
6/30/19	$9,816	$14,889	$10,650
6/30/20	$10,358	$16,006	$10,979
6/30/21	$11,641	$22,536	$12,298
6/30/22	$11,198	$20,144	$11,669
6/30/23	$11,195	$24,091	$11,822
6/30/24	$11,670	$30,006	$12,462
6/30/25	$10,850	$34,556	$13,054
6/30/26	$11,808	$42,271	$14,315

AssetsNet	$ 9,200,795
Holdings Count | Holding	325
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$9,200,795 Total Number of Portfolio Holdings325 Portfolio Turnover Rate65%
Holdings [Text Block]

Consolidated Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	-8.4%
Interest Rate Futures Contracts Sold Short	-56.8%
OTC Custom Basket Swap Agreements Sold Short	-26.9%
Currency Futures Contracts Sold Short	-16.4%
Commodity Futures Contracts Sold Short	-15.4%
Exchange-Traded Funds Sold Short	-4.8%
Closed-End Mutual Funds	5.6%
Equity Futures Contracts Purchased	7.8%
Currency Futures Contracts Purchased	13.2%
Commodity Futures Contracts Purchased	17.3%
Interest Rate Futures Contracts Purchased	18.1%
Common Stocks	24.0%
OTC Custom Basket Swap Agreements	42.1%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	12.5%
Guggenheim Strategy Fund III	7.0%
Guggenheim Ultra Short Income ETF	5.0%
Chart Industries, Inc.	2.4%
Norfolk Southern Corp.	1.3%
Electronic Arts, Inc.	1.3%
International Money Express, Inc.	1.3%
Janus Henderson Group plc	1.2%
TXNM Energy, Inc.	1.1%
DigitalBridge Group, Inc.	1.1%
Total	34.2%

Material Fund Change [Text Block]
C000010440
Shareholder Report [Line Items]
Fund Name	Multi-Hedge Strategies Fund
Class Name	Class C
Trading Symbol	RYMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Multi-Hedge Strategies Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class C	$119	2.35%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 119
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The fund's global macro strategies were the largest contributor during the period, with Trend (managed futures beta), Premia (Carry, Flow, and Value), and Core (multi-strategy beta) all posting positive contributions. Long/short equity was the second largest contributor and top performer in the first half, driven by fundamental (momentum, value) and industry (IT) tilts. Closed-end fund arbitrage also had modest positive contributions as none of the strategies in the fund detracted from performance over this period.

Line Graph [Table Text Block]
Table Summary
	Multi-Hedge Strategies Fund (Class C)	S&P 500 Index	HFRX Global Hedge Fund Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$9,994	$11,790	$10,600
6/30/18	$9,808	$13,484	$10,862
6/30/19	$10,089	$14,889	$10,650
6/30/20	$10,565	$16,006	$10,979
6/30/21	$11,784	$22,536	$12,298
6/30/22	$11,256	$20,144	$11,669
6/30/23	$11,166	$24,091	$11,822
6/30/24	$11,557	$30,006	$12,462
6/30/25	$10,663	$34,556	$13,054
6/30/26	$11,521	$42,271	$14,315

AssetsNet	$ 9,200,795
Holdings Count | Holding	325
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$9,200,795 Total Number of Portfolio Holdings325 Portfolio Turnover Rate65%
Holdings [Text Block]

Consolidated Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	-8.4%
Interest Rate Futures Contracts Sold Short	-56.8%
OTC Custom Basket Swap Agreements Sold Short	-26.9%
Currency Futures Contracts Sold Short	-16.4%
Commodity Futures Contracts Sold Short	-15.4%
Exchange-Traded Funds Sold Short	-4.8%
Closed-End Mutual Funds	5.6%
Equity Futures Contracts Purchased	7.8%
Currency Futures Contracts Purchased	13.2%
Commodity Futures Contracts Purchased	17.3%
Interest Rate Futures Contracts Purchased	18.1%
Common Stocks	24.0%
OTC Custom Basket Swap Agreements	42.1%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	12.5%
Guggenheim Strategy Fund III	7.0%
Guggenheim Ultra Short Income ETF	5.0%
Chart Industries, Inc.	2.4%
Norfolk Southern Corp.	1.3%
Electronic Arts, Inc.	1.3%
International Money Express, Inc.	1.3%
Janus Henderson Group plc	1.2%
TXNM Energy, Inc.	1.1%
DigitalBridge Group, Inc.	1.1%
Total	34.2%

Material Fund Change [Text Block]
C000010438
Shareholder Report [Line Items]
Fund Name	Multi-Hedge Strategies Fund
Class Name	Class P
Trading Symbol	RYMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Multi-Hedge Strategies Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class P	$81	1.60%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 81
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The fund's global macro strategies were the largest contributor during the period, with Trend (managed futures beta), Premia (Carry, Flow, and Value), and Core (multi-strategy beta) all posting positive contributions. Long/short equity was the second largest contributor and top performer in the first half, driven by fundamental (momentum, value) and industry (IT) tilts. Closed-end fund arbitrage also had modest positive contributions as none of the strategies in the fund detracted from performance over this period.

Line Graph [Table Text Block]
Table Summary
	Multi-Hedge Strategies Fund (Class P)	S&P 500 Index	HFRX Global Hedge Fund Index
6/30/16	$10,000	$10,000	$10,000
6/30/17	$10,069	$11,790	$10,600
6/30/18	$9,969	$13,484	$10,862
6/30/19	$10,329	$14,889	$10,650
6/30/20	$10,898	$16,006	$10,979
6/30/21	$12,242	$22,536	$12,298
6/30/22	$11,779	$20,144	$11,669
6/30/23	$11,778	$24,091	$11,822
6/30/24	$12,276	$30,006	$12,462
6/30/25	$11,417	$34,556	$13,054
6/30/26	$12,423	$42,271	$14,315

AssetsNet	$ 9,200,795
Holdings Count | Holding	325
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$9,200,795 Total Number of Portfolio Holdings325 Portfolio Turnover Rate65%
Holdings [Text Block]

Consolidated Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	-8.4%
Interest Rate Futures Contracts Sold Short	-56.8%
OTC Custom Basket Swap Agreements Sold Short	-26.9%
Currency Futures Contracts Sold Short	-16.4%
Commodity Futures Contracts Sold Short	-15.4%
Exchange-Traded Funds Sold Short	-4.8%
Closed-End Mutual Funds	5.6%
Equity Futures Contracts Purchased	7.8%
Currency Futures Contracts Purchased	13.2%
Commodity Futures Contracts Purchased	17.3%
Interest Rate Futures Contracts Purchased	18.1%
Common Stocks	24.0%
OTC Custom Basket Swap Agreements	42.1%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	12.5%
Guggenheim Strategy Fund III	7.0%
Guggenheim Ultra Short Income ETF	5.0%
Chart Industries, Inc.	2.4%
Norfolk Southern Corp.	1.3%
Electronic Arts, Inc.	1.3%
International Money Express, Inc.	1.3%
Janus Henderson Group plc	1.2%
TXNM Energy, Inc.	1.1%
DigitalBridge Group, Inc.	1.1%
Total	34.2%

Material Fund Change [Text Block]
C000088407
Shareholder Report [Line Items]
Fund Name	Multi-Hedge Strategies Fund
Class Name	Institutional Class
Trading Symbol	RYIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Multi-Hedge Strategies Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Institutional Class	$68	1.34%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 68
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

The fund's global macro strategies were the largest contributor during the period, with Trend (managed futures beta), Premia (Carry, Flow, and Value), and Core (multi-strategy beta) all posting positive contributions. Long/short equity was the second largest contributor and top performer in the first half, driven by fundamental (momentum, value) and industry (IT) tilts. Closed-end fund arbitrage also had modest positive contributions as none of the strategies in the fund detracted from performance over this period.

Line Graph [Table Text Block]
Table Summary
	Multi-Hedge Strategies Fund (Institutional Class)	S&P 500 Index	HFRX Global Hedge Fund Index
6/30/16	$2,000,000	$2,000,000	$2,000,000
6/30/17	$2,018,536	$2,357,922	$2,120,031
6/30/18	$1,999,633	$2,696,851	$2,172,471
6/30/19	$2,076,638	$2,977,793	$2,130,079
6/30/20	$2,196,968	$3,201,279	$2,195,866
6/30/21	$2,474,269	$4,507,213	$2,459,613
6/30/22	$2,386,753	$4,028,737	$2,333,708
6/30/23	$2,392,381	$4,818,129	$2,364,317
6/30/24	$2,499,636	$6,001,274	$2,492,455
6/30/25	$2,329,692	$6,911,288	$2,610,802
6/30/26	$2,543,049	$8,454,232	$2,862,973

AssetsNet	$ 9,200,795
Holdings Count | Holding	325
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of June 30, 2026 Net Assets$9,200,795 Total Number of Portfolio Holdings325 Portfolio Turnover Rate65%
Holdings [Text Block]

Consolidated Holdings DiversificationFootnote Reference(1) (% of Net Assets) as of June 30, 2026

Table Summary
Value	Value
Other	-8.4%
Interest Rate Futures Contracts Sold Short	-56.8%
OTC Custom Basket Swap Agreements Sold Short	-26.9%
Currency Futures Contracts Sold Short	-16.4%
Commodity Futures Contracts Sold Short	-15.4%
Exchange-Traded Funds Sold Short	-4.8%
Closed-End Mutual Funds	5.6%
Equity Futures Contracts Purchased	7.8%
Currency Futures Contracts Purchased	13.2%
Commodity Futures Contracts Purchased	17.3%
Interest Rate Futures Contracts Purchased	18.1%
Common Stocks	24.0%
OTC Custom Basket Swap Agreements	42.1%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference(2) (% of Net Assets) as of June 30, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	12.5%
Guggenheim Strategy Fund III	7.0%
Guggenheim Ultra Short Income ETF	5.0%
Chart Industries, Inc.	2.4%
Norfolk Southern Corp.	1.3%
Electronic Arts, Inc.	1.3%
International Money Express, Inc.	1.3%
Janus Henderson Group plc	1.2%
TXNM Energy, Inc.	1.1%
DigitalBridge Group, Inc.	1.1%
Total	34.2%

Material Fund Change [Text Block]